EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
EQUIPMENT
Equipment
	Computer	Furniture &		Mining
	Equipment	Equipment	Vehicles	Equipment	Total
Cost
Balance, December 31, 2018	$103,254	$278,845	$172,692	$24,476	$579,267
Additions/(Disposals)	-	-	46,914	-	46,914
Balance, December 31, 2019	$103,254	$278,845	$219,606	$24,476	$626,181
Accumulated depreciation
Balance, December 31, 2018	$98,011	$233,424	$143,179	$3,491	$478,105
Disposals	-	-	(39,178)	-	(39,178)
Depreciation for year	792	12,445	10,641	3,892	27,770
Balance, December 31, 2019	$98,803	$245,869	$114,642	$7,383	$466,697
Carrying amount at December 31, 2019	$4,451	$32,976	$104,964	$17,093	$159,484
Cost
Balance, December 31, 2019	$103,254	$278,845	$219,606	$24,476	$626,181
Additions	-	-	111,592	-	111,592
Disposals	(1,326)	-	(76,803)	-	(78,129)
Balance, December 31, 2020	$101,928	$278,845	$254,395	$24,476	$659,644
Accumulated depreciation
Balance, December 31, 2019	$98,803	$245,869	$114,642	$7,383	$466,697
Disposals	-	-	(12,431)	-	(12,431)
Depreciation for year	2,003	6,243	40,161	3,171	51,578
Balance, December 31, 2020	$100,806	$252,112	$142,372	$10,554	$505,844
Carrying amount at December 31, 2020	$1,122	$26,733	$112,023	$13,922	$153,800
Cost
Balance, December 31, 2020	$101,928	$278,845	$254,395	$24,476	$659,644
Balance, December 31, 2021	$101,928	$278,845	$254,395	$24,476	$659,644
Accumulated depreciation
Balance, December 31, 2020	$100,806	$252,112	$142,372	$10,554	$505,844
Depreciation for year	1,122	13,716	29,854	2,583	47,275
Balance, December 31, 2021	$101,928	$265,828	$172,226	$13,137	$553,119
Carrying amount at December 31, 2021	$-	$13,017	$82,169	$11,339	$106,525
Cost transfer to held for sale	$-	$(2,012)	$(70,539)	$(24,476)	$(97,027)
Depreciation transfer to held for sale	-	1,078	17,322	13,137	31,537
Carrying amount ransfer to held for sale, Note 7	$-	$(934)	$(53,217)	$(11,339)	$(65,490)
Carrying amount at December 31, 2021	$-	$12,083	$28,952	$-	$41,035